Related Parties (Details Textual) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
ILS [Member] | Services Agreement [Member] | Minimum [Member]
Related Parties (Textual)
Amount of monthly consideration		₪ 33
ILS [Member] | Services Agreement [Member] | Maximum [Member]
Related Parties (Textual)
Amount of monthly consideration		₪ 53
Related Party [Member]
Related Parties (Textual)
Amount of monthly consideration | $	$ 8,500
Bonus from net profit, Percentage	15.00%	15.00%
Related Party [Member] | ILS [Member]
Related Parties (Textual)
Amount of monthly consideration		₪ 33
Related Party [Member] | ILS [Member] | Three employees [Member]
Related Parties (Textual)
Amount of monthly consideration		₪ 35